SHARE-BASED COMPENSATION - Narratives (Details) ¥ / shares in Units, ¥ in Thousands																				12 Months Ended
	Feb. 05, 2019 item ¥ / shares shares	Jun. 26, 2018 item ¥ / shares shares	Mar. 26, 2018 director ¥ / shares shares	Dec. 25, 2017 item ¥ / shares shares	Jul. 23, 2017 ¥ / shares shares	Jul. 21, 2017 ¥ / shares shares	Jul. 07, 2017 director item ¥ / shares shares	Apr. 21, 2017 item ¥ / shares shares	Dec. 23, 2016 director ¥ / shares shares	Aug. 26, 2016 item ¥ / shares shares	Jul. 21, 2016 employee	Jul. 07, 2016 JPY (¥)	Jun. 22, 2016 employee ¥ / shares shares	Aug. 01, 2015 employee ¥ / shares shares	May 28, 2015 employee item ¥ / shares shares	May 22, 2014 employee item ¥ / shares shares	May 31, 2013 employee item ¥ / shares shares	May 15, 2013 $ / shares shares	Jun. 21, 2012 employee item ¥ / shares shares	Mar. 31, 2019 JPY (¥) ¥ / shares shares	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares																				196,600
Exercise price (in yen or USD per share) | ¥ / shares																				¥ 836
Cash received from exercise of stock options | ¥																				¥ 67,928	¥ 31,012	¥ 184,375
6th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares																			160,000
Exercise price (in yen or USD per share) | ¥ / shares																			¥ 810
Vesting period																			3 years
Options exercisable period																			3 years
6th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item																			2
6th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee																			12
6th series Stock Option Grant | Statutory auditors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item																			2
6th series Stock Option Grant | External advisors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item																			6
7th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares																	300,000
Exercise price (in yen or USD per share) | ¥ / shares																	¥ 469
Vesting period																	3 years
Options exercisable period																	3 years
7th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item																	5
7th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee																	17
7th series Stock Option Grant | Employees of subsidiaries
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item																	25
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares																		88,000
Exercise price (in yen or USD per share) | $ / shares																		$ 5.03
Cash received from exercise of stock options | ¥																						¥ 49,412
9th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares																200,000
Exercise price (in yen or USD per share) | ¥ / shares																¥ 489
Vesting period																3 years
Options exercisable period																3 years
9th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee																19
11th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares															200,000
Exercise price (in yen or USD per share) | ¥ / shares															¥ 1,029
Vesting period															3 years
Options exercisable period															3 years
11th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item															6	5
11th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee															38
12th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares														60,000
Exercise price (in yen or USD per share) | ¥ / shares														¥ 930
Vesting period														3 years
Options exercisable period														3 years
12th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee														12
13th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares													140,000
Exercise price (in yen or USD per share) | ¥ / shares													¥ 1,181
Vesting period													3 years
Options exercisable period													3 years
13th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee													45
14th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares										70,000
Exercise price (in yen or USD per share) | ¥ / shares										¥ 809
Vesting period										3 years
Options exercisable period										3 years
14th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item										34
15th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares									15,000
Exercise price (in yen or USD per share) | ¥ / shares									¥ 901
Vesting period									3 years
Options exercisable period									3 years
15th series Stock Option Grant | Director
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | director									1
16th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares								105,000
Exercise price (in yen or USD per share) | ¥ / shares								¥ 774
Vesting period								3 years
Options exercisable period								3 years
16th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item								6
17th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares							751,000
Exercise price (in yen or USD per share) | ¥ / shares							¥ 731
Cash received from exercise of stock options | ¥												¥ 31,542
Number of grantees to whom award is granted | director							2
Vesting period							3 years
17th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item							39
18th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares					70,000
Exercise price (in yen or USD per share) | ¥ / shares					¥ 763
Vesting period					3 years
Options exercisable period					3 years
19th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares						6,000
Exercise price (in yen or USD per share) | ¥ / shares						¥ 806
19th Series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee											2
20th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares				145,000
Exercise price (in yen or USD per share) | ¥ / shares				¥ 706
Vesting period				3 years
Options exercisable period				3 years
20th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item				8
21st Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares			22,400
Exercise price (in yen or USD per share) | ¥ / shares			¥ 830
Vesting period			3 years
Options exercisable period			3 years
21st Series Stock Option Grant | Director
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | director			1
22nd series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares		26,600
Exercise price (in yen or USD per share) | ¥ / shares		¥ 1,110
Vesting period		3 years
Options exercisable period		3 years
22nd series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item		39
23rd series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares	170,000
Exercise price (in yen or USD per share) | ¥ / shares	¥ 793
Vesting period	3 years
Options exercisable period	3 years
23rd series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item	116